Other Comprehensive Income (Loss)	12 Months Ended
Mar. 31, 2012
Other Comprehensive Income (Loss)

14. Other Comprehensive Income (Loss)

Each component of accumulated other comprehensive income (loss) at March 31, 2012, 2011 and 2010, is as follows:

	Millions of yen			Thousands of U.S. dollars
	2012	2011	2010	2012
Foreign currency translation adjustments:
Balance, beginning of year	¥(122,286)	¥(85,056)	¥(84,152)	$(1,491,293)
Adjustment for the year	(8,723)	(37,230)	(904)	(106,378)

Balance, end of year	¥(131,009)	¥(122,286)	¥(85,056)	$(1,597,671)

Net unrealized holding gains on securities available for sale:
Balance, beginning of year	¥16,104	¥14,126	¥8,646	$196,391
Net increase (decrease)	725	1,978	5,480	8,841

Balance, end of year	¥16,829	¥16,104	¥14,126	$205,232

Pension liability adjustments:
Balance, beginning of year	¥(24,406)	¥(24,315)	¥(29,235)	$(297,634)
Adjustment for the year	(1,932)	(91)	4,920	(23,561)

Balance, end of year	¥(26,338)	¥(24,406)	¥(24,315)	$(321,195)

Net unrealized holding gains (losses) on derivative instruments:
Balance, beginning of year	¥(471)	¥(389)	¥(1,003)	$(5,744)
Net increase (decrease)	(1,400)	(82)	614	(17,073)

Balance, end of year	¥(1,871)	¥(471)	¥(389)	$(22,817)

Total accumulated other comprehensive loss;
Balance, beginning of year	¥(131,059)	¥(95,634)	¥(105,744)	$(1,598,280)
Other comprehensive income (loss) for the year, net of tax	(11,330)	(35,425)	10,110	(138,171)

Balance, end of year	¥(142,389)	¥(131,059)	¥(95,634)	$(1,736,451)

For the fiscal year ended March 31, 2012, Adjustment for the year of Foreign currency translation adjustments included ¥36 million ($439 thousand) of gains and of Pension Liability adjustments ¥2 million ($24 thousand) of losses which transferred to non-controlling interests and is not recognized as other comprehensive income (loss).

For the fiscal year ended March 31, 2011, Adjustment for the year of Foreign currency translation adjustments included ¥7 million of gains which transferred to non-controlling interests and is not recognized as other comprehensive income (loss).

The component of other comprehensive income (loss) and adjustments for the years ended March 31, 2012, 2011 and 2010, are as follows:

	Millions of yen
	Pretax amount	Tax (expense) or benefit	Net of tax amount
2012:
Foreign currency translation adjustments	¥(9,350)	¥591	¥(8,759)
Net unrealized holding gains on securities available for sale:
Unrealized holding gains arising during the year	3,331	(1,021)	2,310
Less: reclassification adjustment for gains included in net income attributable to Komatsu Ltd.	(2,676)	1,091	(1,585)

Net unrealized gains	655	70	725
Pension liability adjustments
Unrealized holding losses arising during the year	(5,054)	1,289	(3,765)
Less: reclassification adjustment for losses included in net income attributable to Komatsu Ltd.	3,025	(1,190)	1,835

Net unrealized losses	(2,029)	99	(1,930)
Net unrealized holding losses on derivative instruments:
Changes in fair value of derivatives	665	(410)	255
Net gains reclassified into earnings	(2,872)	1,217	(1,655)

Net unrealized losses	(2,207)	807	(1,400)

Other comprehensive loss	¥(12,931)	¥1,567	¥(11,364)

2011:
Foreign currency translation adjustments	¥(37,730)	¥493	¥(37,237)
Net unrealized holding gains on securities available for sale:
Unrealized holding gains arising during the year	4,172	(1,678)	2,494
Less: reclassification adjustment for gains included in net income attributable to Komatsu Ltd.	(871)	355	(516)

Net unrealized gains	3,301	(1,323)	1,978
Pension liability adjustments
Unrealized holding losses arising during the year	(4,308)	2,706	(1,602)
Less: reclassification adjustment for losses included in net income attributable to Komatsu Ltd.	2,761	(1,250)	1,511

Net unrealized losses	(1,547)	1,456	(91)
Net unrealized holding losses on derivative instruments:
Changes in fair value of derivatives	7,315	(2,971)	4,344
Net gains reclassified into earnings	(7,475)	3,049	(4,426)

Net unrealized losses	(160)	78	(82)

Other comprehensive loss	¥(36,136)	¥704	¥(35,432)

2010:
Foreign currency translation adjustments	¥(1,196)	¥292	¥(904)
Net unrealized holding gains on securities available for sale:
Unrealized holding gains arising during the year	9,124	(3,843)	5,281
Less: reclassification adjustment for losses included in net income attributable to Komatsu Ltd.	336	(137)	199

Net unrealized gains	9,460	(3,980)	5,480
Pension liability adjustments
Unrealized holding gains arising during the year	3,930	(1,224)	2,706
Less: reclassification adjustment for losses included in net income attributable to Komatsu Ltd.	2,833	(619)	2,214

Net unrealized gains	6,763	(1,843)	4,920
Net unrealized holding gains on derivative instruments:
Changes in fair value of derivatives	2,121	(1,138)	983
Net gains reclassified into earnings	(621)	252	(369)

Net unrealized gains	1,500	(886)	614

Other comprehensive income	¥16,527	¥(6,417)	¥10,110

	Thousands of U.S. dollars
	Pretax amount	Tax (expense) or benefit	Net of tax amount
2012:
Foreign currency translation adjustments	$(114,024)	$7,207	$(106,817)
Net unrealized holding gains on securities available for sale:
Unrealized holding gains arising during the year	40,621	(12,451)	28,170
Less: reclassification adjustment for gains included in net income attributable to Komatsu Ltd.	(32,634)	13,305	(19,329)

Net unrealized gains	7,987	854	8,841
Pension liability adjustments
Unrealized holding losses arising during the year	(61,634)	15,719	(45,915)
Less: reclassification adjustment for losses included in net income attributable to Komatsu Ltd.	36,890	(14,512)	22,378

Net unrealized losses	(24,744)	1,207	(23,537)
Net unrealized holding losses on derivative instruments:
Changes in fair value of derivatives	8,110	(5,000)	3,110
Net gains reclassified into earnings	(35,024)	14,841	(20,183)

Net unrealized losses	(26,914)	9,841	(17,073)

Other comprehensive loss	$(157,695)	$19,109	$(138,586)